Other financial assets - Credit quality of the issuers of other financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other financial assets
Other financial assets measured at fair value through profit	$ 2,725,871	$ 2,934,734
BB
Other financial assets
Financial assets at fair value through profit or loss	1,051,042	7,412
BB+
Other financial assets
Financial assets at fair value through profit or loss	898,072	954,212
Ba1
Other financial assets
Financial assets at fair value through profit or loss	388,743
AAA
Other financial assets
Financial assets at fair value through profit or loss	40,369	1,158,794
Ba2
Other financial assets
Financial assets at fair value through profit or loss	16,227
A
Other financial assets
Financial assets at fair value through profit or loss	14,702	12,204
A3
Other financial assets
Financial assets at fair value through profit or loss	9,918
F3
Other financial assets
Financial assets at fair value through profit or loss	4,457	8,990
BBB
Other financial assets
Financial assets at fair value through profit or loss	4,153	7,112
F1+
Other financial assets
Financial assets at fair value through profit or loss	29	319,253
B
Other financial assets
Financial assets at fair value through profit or loss		158,814
A-1
Other financial assets
Financial assets at fair value through profit or loss		119,461
BRC1+
Other financial assets
Financial assets at fair value through profit or loss		75,068
A+
Other financial assets
Financial assets at fair value through profit or loss		42,821
AA+
Other financial assets
Financial assets at fair value through profit or loss		6,075
Other
Other financial assets
Other financial assets measured at fair value through profit	$ 298,159	$ 64,518